UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
    USAA(R)

                             USAA INTERMEDIATE-TERM
                                     Fund

                                        [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)
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                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     Fannie Mae, FHA Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              CP     Commercial Paper

              EDC    Economic Development Corp.

              ETM    Escrowed to final maturity

              GAN    Grant Anticipation Note

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              IDB    Industrial Development Board

              IDC    Industrial Development Corp.

              IDRB   Industrial Development Revenue Bond

              ISD    Independent School District
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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

              SAVRS  Select Auction Variable Rate Securities

              USD    Unified School District
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (86.0%)

               ALABAMA (0.9%)
               Montgomery BMC Special Care Facilities Financing Auth. RB,
   $ 2,155       Series 1998B (ETM)(INS)                                         4.88%      11/15/2018    $    2,267
       345       Series 1998B (INS)                                              4.88       11/15/2018           357
    14,745       Series 2004B, 5.00%, 11/15/2007 (INS)                           4.67(b)    11/15/2021        13,830
     5,000     Prattville IDB PCRB, Series 1998                                  5.15        9/01/2013         5,412
     2,000     Univ. of Alabama at Birmingham Hospital RB,
                 Series 2000A (INS)                                              5.75        9/01/2020         2,222

               ALASKA (0.5%)
     7,650     Four Dam Pool Power Agency Electric RB, Series 2004A
                 (LOC - Dexia Credit Local)                                      5.00        7/01/2021         8,055
     2,560     Housing Finance Corp. Mortgage RB, Series 1997A-1                 5.50       12/01/2017         2,648
     3,750     North Slope Borough GO, Series 2003A (INS)                        4.36(a)     6/30/2011         3,026

               ARIZONA (2.0%)
               Health Facilities Auth. RB,
     1,170       Series 2004A                                                    4.50        4/01/2016         1,188
       425       Series 2004A                                                    5.00        4/01/2017           450
     1,150       Series 2004A                                                    4.75        4/01/2025         1,161
     2,500     Maricopa County Phoenix Union High School District No. 210 GO,
                 Series 2005B (INS)(e)                                           4.50        7/01/2024         2,558
               Maricopa County RB,
     3,230       Series 1997 (PRE)                                               6.13        4/01/2018         3,467
     1,270       Series 1997                                                     6.13        4/01/2018         1,335
     4,000     Pima County USD No. 1 Tucson GO (INS)                             4.63        7/01/2013         4,307
     4,000     Pima County USD No. 1 Tucson GO (INS)                             4.75        7/01/2014         4,320
     8,000     School Facilities Board COP, Series 2004B (PRE)(INS)              5.25        9/01/2017         9,111
    11,210     School Facilities Board RB, Series 2002                           5.25        7/01/2017        12,467
    10,700     State Transportation Board Highway RB, Series 2004B               5.00        7/01/2020        11,650
     2,535     State Univ. COP (MLO), Series 2005-A (INS)                        5.00        9/01/2024         2,729

               ARKANSAS (0.3%)
     2,500     Independence County PCRB, Series 2005                             5.00        1/01/2021         2,559
     2,565     Little Rock Capital Improvement RB, Series 1998A                  5.70        1/01/2018         2,686
     3,000     Springdale Sales and Use Tax RB, Series 2004 (INS)                4.00        7/01/2016         3,067

               CALIFORNIA (8.9%)
               Foothill/Eastern Transportation Corridor Agency RB,
    10,000       Series 1995A (ETM)                                              7.05        1/01/2010        11,710
    15,000       Series 1995A (PRE)                                              7.10        1/01/2011        17,859
     9,085       Series 1995A (PRE)                                              7.15        1/01/2013        10,836
               Golden State Tobacco Securitization Corp. RB (State
                 Appropriation Enhanced),
     5,000       Series B                                                        5.38        6/01/2017         5,134
     3,000       Series B                                                        5.50        6/01/2018         3,151
               Los Angeles County Public Works Financing Auth. RB (MLO),
     3,130       Series 2005A (INS)                                              5.00       12/01/2023         3,379
     3,485       Series 2005A (INS)                                              5.00       12/01/2024         3,753
               Los Angeles USD GO,
     6,000       Series 2003A (INS)                                              5.25        7/01/2019         6,688
     8,355       Series 2005A-1 (INS)(e)                                         5.00        7/01/2025         9,020
               Modesto Irrigation District COP,
     3,320       Series 1999A (INS)                                              5.64(a)     7/01/2017         1,883
     3,325       Series 1999A (INS)                                              5.69(a)     7/01/2018         1,778

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
   $ 4,000     Oakland Redevelopment Agency Subordinated Tax Allocation
                 Bonds, Series 2005 (INS)                                        5.00%       9/01/2022    $    4,326
     5,000     Public Works Board RB (MLO), Series 2003C                         5.50        6/01/2019         5,590
               Sacramento Cogeneration Auth. RB,
     1,800       Series 1995 (PRE)                                               6.38        7/01/2010         1,836
     1,500       Series 1995                                                     6.38        7/01/2010         1,530
               San Joaquin Hills Transportation Corridor Agency Senior
                 Lien RB,
     8,305       Series 1993 (ETM)                                               7.40        1/01/2006         8,506
     5,000       Series 1993 (ETM)                                               7.40        1/01/2007         5,355
    16,795       Series 1993 (ETM)                                               7.45        1/01/2008        18,720
     4,780     San Jose MFH RB, Series 1992A                                     4.95        4/01/2012         4,936
     2,175     Semitropic Improvement District Water Banking RB,
                 Series 2004A (INS)                                              5.25       12/01/2018         2,404
    10,000     State Department Water Resources Water System RB,
                 Series AC (INS)                                                 5.00       12/01/2023        10,790
               State Department Water Resources Power Supply RB,
    15,000       Series 2002A (INS)(f)                                           5.50        5/01/2016        16,894
     7,000       Series 2002A (INS)                                              5.38        5/01/2017         7,772
     3,000       Series X (INS)                                                  5.50       12/01/2016         3,525
               State Economic Recovery GO,
     3,000       Series 2004A (INS)                                              5.25        7/01/2014         3,414
    15,000       Series 2004A (INS)                                              5.00        7/01/2016        16,255
    15,000     State GO                                                          5.00        4/01/2011        16,350
    20,000     State GO                                                          5.00       12/01/2015        22,004
    10,000     State GO                                                          5.00        5/01/2025        10,651
     1,245     State Systemwide Univ. RB, Series 2002A (INS)                     5.50       11/01/2015         1,406
               Univ. of California RB,
     3,500       Series 2003A (INS)                                              5.13        5/15/2016         3,866
     5,000       Series 2004A (INS)                                              5.00        5/15/2021         5,454

               COLORADO (1.1%)
     5,000     Adams County PCRB, Series 1999 (INS)                              5.10        1/01/2019         5,399
               Arapahoe County School District No. 6 GO,
     2,000       Series 2002 (INS)                                               5.25       12/01/2018         2,222
     2,585       Series 2002 (INS)                                               5.25       12/01/2019         2,872
     2,000       Series 2002 (INS)                                               5.25       12/01/2020         2,198
     2,000       Series 2002 (INS)                                               5.25       12/01/2021         2,198
               Denver Health and Hospital Auth. Healthcare RB,
     1,000       Series 1998A                                                    5.20       12/01/2012         1,039
       635       Series 1998A                                                    5.25       12/01/2013           657
     2,200       Series 1998A                                                    5.38       12/01/2018         2,272
     2,400       Series 2001A                                                    6.25       12/01/2016         2,638
               Douglas County School District No. RE1 GO,
     1,310       Series 2004 (INS)                                               5.75       12/15/2015         1,539
     1,000       Series 2004 (INS)                                               5.75       12/15/2016         1,169
     2,250     Jefferson County School District No. R-1 GO,
                 Series 2004 (INS)                                               5.00       12/15/2024         2,427
               Pueblo School District No. 60 GO,
     2,000       Series 2002 (INS)                                               5.25       12/15/2017         2,223
     2,140       Series 2002 (INS)                                               5.25       12/15/2020         2,353

               CONNECTICUT (1.9%)
               Mashantucket (Western) Pequot Tribe RB,
     4,960       Series 1996A (PRE)(d)                                           6.40        9/01/2011         5,333
    10,780       Series 1996A(d)                                                 6.40        9/01/2011        11,336
     1,000       Series 1997B(d)                                                 5.60        9/01/2009         1,065
     4,400       Series 1997B(d)                                                 5.70        9/01/2012         4,671
    16,500       Series 1997B(d)                                                 5.75        9/01/2018        17,310

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               State GO,
   $ 3,000       Series 2001D (PRE)                                              5.13%      11/15/2015    $    3,304
     3,000       Series 2003A                                                    5.00        4/15/2018         3,268
     4,180       Series 2003E (INS)                                              5.00        8/15/2019         4,558
     2,000       Series 2003E (INS)                                              5.00        8/15/2020         2,181

               DELAWARE (0.4%)
               Health Facilities Auth. RB,
     1,495       Series 2002A (INS)                                              4.80        5/01/2017         1,550
     1,830       Series 2002A (INS)                                              4.90        5/01/2018         1,903
     1,000       Series 2002A (INS)                                              5.00        5/01/2019         1,046
     1,515       Series 2002A (INS)                                              5.05        5/01/2020         1,586
               Municipal Electric Corp. RB,
     1,010       Series 2001 (INS)                                               5.25        7/01/2013         1,116
     1,460       Series 2001 (INS)                                               5.25        7/01/2017         1,603
     1,580       Series 2001 (INS)                                               5.25        7/01/2018         1,734

               DISTRICT OF COLUMBIA (1.8%)
    30,000     Convention Center Auth. RB, Series 1998 (INS)(f) GO,              5.00       10/01/2018        31,853
     3,870       Series 1994A-3                                                  5.50        6/01/2006         3,959
       810       Series 2001E                                                    5.75        6/01/2006           812
     2,405     Metropolitan Airport Auth. RB, Series B (INS) RB,                 5.25       10/01/2016         2,661
     4,560       Series 1999 (INS)                                               6.20        7/01/2019         4,945
     6,000       Series 1999A (INS)                                              5.00        1/01/2019         6,446

               FLORIDA (3.4%)
               Broward County COP (MLO),
    11,355       Series 2005A (INS)                                              5.00        7/01/2023        12,211
     4,420       Series 2005A (INS)                                              5.00        7/01/2024         4,746
     3,710       Series 2005A (INS)                                              5.00        7/01/2025         3,980
     1,340     Clay County Development Auth. IDRB, Series 2002                   3.95        3/01/2011         1,381
               Dade County RB,
     7,905       Series 1996B (INS)                                              6.00(a)    10/01/2011         6,159
     8,610       Series 1996B (INS)                                              6.10(a)    10/01/2012         6,298
     8,760       Series 1996B (PRE)(INS)                                         6.20(a)    10/01/2013         6,086
     7,500     Escambia County Health Facilities RB, Series 2003A
                 (Ascension Health)                                              5.25       11/15/2014         8,376
     3,000     Hillsborough County School Board COP, Series 2004A                5.25        7/01/2017         3,436
     3,700     Jacksonville Economic Development Commission IDRB,
                 Series 2002                                                     4.00        3/01/2011         3,795
     3,305     Miami Beach Health Facilities Auth. Hospital RB,
                 Series 2001A                                                    6.13       11/15/2011         3,604
               Miami Dade County RB,
     2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                           4.54(b)    10/01/2024         1,657
     3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                           4.57(b)    10/01/2025         2,579
               Miami Dade County Stormwater Utility RB,
     1,670       Series 2004 (INS)                                               5.00        4/01/2022         1,813
     2,805       Series 2004 (INS)                                               5.00        4/01/2023         3,035
     2,750     Osceola County Transportation Improvement RB,
                 Series 2004 (INS)                                               5.00        4/01/2016         3,036
     7,450     Palm Beach County Health Facilities Auth. RB,
                 Series 2002 (INS)                                               5.00       12/01/2021         7,844
               Palm Beach County Public Improvement RB,
     3,000       Series 2005A (INS)                                              5.00        6/01/2024         3,232
     2,500       Series 2005A (INS)                                              5.00        6/01/2025         2,691
               Palm Beach County School Board COP (MLO),
     2,000       Series 2002D (INS)                                              5.25        8/01/2017         2,208
     1,500       Series 2002D (INS)                                              5.25        8/01/2018         1,656
     1,000       Series 2005A (INS)                                              5.00        8/01/2022         1,079

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               Tampa Bay Water Utility System RB,
   $ 2,035       Series 2004 (INS)                                               5.25%      10/01/2018    $    2,350
     1,000       Series 2004 (INS)                                               5.25       10/01/2019         1,157

               GEORGIA (0.4%)
     5,000     Coweta County Development Auth. PCRB, Second
                 Series 2001 (INS)                                               4.35        9/01/2018         5,093
     5,000     Savannah Hospital Auth. Candler Health Systems RB,
                 Series 1998B (INS)                                              5.00        7/01/2018         5,304

               HAWAII (0.2%)
     5,000     Housing Finance and Development Corp. RB, Series 1997B            5.45        7/01/2017         5,114

               IDAHO (0.1%)
     1,000     Health Facilities Auth. RB, Series 1998 (PRE)                     5.25        5/01/2014         1,057
     1,000     Univ. of Idaho RB, Series 2003 (INS)                              4.75        4/01/2022         1,045

               ILLINOIS (5.3%)
               Channahon Tax Increment RB,
     1,705       Series 2000                                                     6.25        1/01/2010         1,751
     6,040       Series 2000                                                     6.88        1/01/2020         6,321
    29,925     Chicago School Board GO, Series 1999A (INS)                       4.82(a)    12/01/2013        21,641
     5,000     Chicago Special Assessment Improvement Bonds,
                 Series 2002 (Lakeshore East Project)                            6.63       12/01/2022         5,233
     2,000     Chicago Water Senior Lien RB, Series 2001 (PRE)                   5.00       11/01/2019         2,201
     2,170     Chicago-O'Hare International Airport RB,
                 Series 2001B (INS)                                              5.50        1/01/2014         2,420
     7,460     Cook County Forest Preserve District GO,
                 Series 1996 (PRE)(INS)                                          5.80       11/01/2016         7,841
    10,500     Finance Auth. RB, Series 2004 (INS)                               5.00       11/15/2023        11,162
               Health Facilities Auth. RB,
     5,000       Series 1996A (Riverside Medical Center)                         6.00       11/15/2015         5,218
     1,000       Series 1998 (Centegra Health System)                            5.25        9/01/2013         1,046
     2,000       Series 1998 (Centegra Health System)                            5.25        9/01/2014         2,089
     2,500       Series 1998 (Centegra Health System)                            5.25        9/01/2018         2,594
    10,000       Series 1998A (Hospital Sisters Services, Inc.)(INS)             5.00        6/01/2018        10,516
     4,250       Series 2000 (Riverside Medical Center)(PRE)                     6.80       11/15/2020         5,033
     3,000       Series 2001A (Edward Hospital)(INS)                             5.00        2/15/2020         3,168
     8,050     Lake County Community Unit School District GO,
                 Series 1999B (INS)                                              5.13(a)    12/01/2016         5,002
               Metropolitan Pier and Exposition Auth. RB,
     2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                            5.20(b)     6/15/2017         1,978
     2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                            5.30(b)     6/15/2018         1,986
     4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                            5.40(b)     6/15/2019         3,170
     4,735     Northern Illinios Univ. Auxiliary Facilities System RB,
                 Series 2001 (INS)                                               4.88        4/01/2018         4,974
               Univ. of Illinois COP,
     5,820       Series 1999 (PRE)(INS)                                          5.25        8/15/2015         6,379
     4,000       Series 1999 (PRE)(INS)                                          5.25        8/15/2016         4,385
     7,815       Series 2001A (PRE)(INS)                                         5.00        8/15/2020         8,589
     5,625     Village of Hodgkins Tax Increment RB, Series 2003B                5.50       12/01/2013         5,629
               Will County Forest Preserve District GO,
    14,070       Series 1999B (INS)                                              5.40(a)    12/01/2017         8,339
     2,500       Series 2005A (INS)(e)                                           5.00       12/15/2023         2,695
     5,000       Series 2005A (INS)(e)                                           5.00       12/15/2024         5,378

               INDIANA (2.1%)
     7,465     Bond Bank State Revolving Fund RB, Series 2000A                   5.50        8/01/2016         8,289
               Health Facility Financing Auth. RB,
     1,400       Series 1998 (Floyd Memorial Hospital)                           5.25        2/15/2018         1,459
     5,000       Series 1999A (Sisters St. Francis)(INS)                         5.15       11/01/2019         5,353

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
   $ 6,000     Indianapolis Economic Development RB, Series 1996                 6.05%       1/15/2010    $    6,421
               Municipal Power Agency Power Supply Systems RB,
     4,950       Series 2002B (INS)                                              5.25        1/01/2017         5,445
     2,100       Series 2002B (INS)                                              5.25        1/01/2018         2,310
     1,150     St. Joseph County Economic Development RB, Series 1997            5.45        2/15/2017         1,185
     7,260     St. Joseph County Hospital Auth. RB, Series 1999                  5.75        2/15/2019         7,482
     7,110     Transportation Finance Auth. Highway RB (MLO), Series
                 2003A (PRE)(INS)                                                5.25        6/01/2017         8,018
    11,000     Univ. of Southern Indiana RB, Series 2001A (INS)                  5.00       10/01/2018        11,961

               IOWA (0.6%)
     5,500     Finance Auth. RB, Series 1998A (INS)                              5.25        7/01/2015         5,911
     3,280     Higher Education Loan Auth. RB, Series 1995 (PRE)(INS)            6.13       10/01/2016         3,375
     7,950     Marion County Commercial Development RB, Series 1999 (INS)        5.95        1/01/2014         8,352

               LOUISIANA (3.2%)
     1,555     Jefferson Sales Tax District RB, Series 2005 (INS)                5.00       12/01/2022         1,683
               Local Government Environmental Facilities and Community
                 Development Auth. RB,
     2,150       Series 2002 (INS)                                               5.25       12/01/2015         2,411
     2,260       Series 2002 (INS)                                               5.25       12/01/2016         2,531
     2,355       Series 2002 (INS)                                               5.25       12/01/2017         2,635
     7,000     New Orleans GO RB, Series 2002 (INS)                              5.13        9/01/2021         7,595
     2,000     Office Facilities Corp. RB, Series 2003 (INS)                     5.25       11/01/2018         2,221
     6,825     Office Facilities Corp. RB (MLO), Series 2001 (INS)               5.38        5/01/2018         7,537
     5,175     Offshore Terminal Auth. RB, Series 1998                           5.20       10/01/2018         5,363
               Orleans Levee District RB,
     5,535       Series 1986 (INS)                                               5.95       11/01/2014         5,775
     5,700       Series 1986 (INS)                                               5.95       11/01/2015         5,944
     7,015       Series A (INS)                                                  5.95       11/01/2010         7,320
     9,000     Plaquemines Port, Harbor, and Terminal District RB,
                 Series 1985C                                                    5.00        9/01/2007         9,081
       575     Public Facilities Auth. RB, Series 1997B                          5.63        8/01/2017           601
     4,450     St. Martin Parish IDRB, Series 2004                               4.35       10/01/2012         4,614
     3,955     St. Tammany Parish Hospital Service District No. 1 RB,
                 Series 1998 (INS)                                               5.00        7/01/2018         4,061
               Transportation Auth. RB,
     9,450       Series 2005A (INS)                                              4.38       12/01/2023         9,456
     9,615       Series 2005A (INS)                                              4.38       12/01/2024         9,584

               MAINE (0.1%)
     1,870     Housing Auth. RB, Series 2001A                                    5.35       11/15/2021         1,958
     1,500     Jay PCRB, Series 2004A                                            4.85        5/01/2019         1,539
       500     Municipal Bond Bank RB, Series 2004C                              5.00       11/01/2020           544

               MARYLAND (1.0%)
    10,000     Anne Arundel County PCRB, Series 1984(e)                          2.05        7/01/2014        10,000
               Community Development Administration RB,
    12,705       1997 First Series                                               5.60        4/01/2018        13,235
     5,145       Series 1996A                                                    5.88        7/01/2016         5,335

               MASSACHUSETTS (1.9%)
               Commonwealth GO,
     4,500       Series 2002B (PRE)(INS)                                         5.50        3/01/2018         5,051
     7,775       Series 2002D (PRE)(INS)                                         5.38        8/01/2021         8,699
     5,000       Series 2003D (PRE)                                              5.25       10/01/2020         5,586
     3,420     Commonwealth RB, Series 2005A (INS)                               5.00        6/01/2023         3,693
     5,105     Federal Highway GAN, Series 2000A                                 5.75        6/15/2015         5,713

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               Massachusetts Bay Transportation Auth. Assessment Bonds,
   $ 1,500       Series 2004A                                                    5.25%       7/01/2014    $    1,704
     1,000       Series 2004A (PRE)                                              5.25        7/01/2015         1,138
     1,550       Series 2004A (PRE)                                              5.25        7/01/2016         1,764
               Massachusetts Bay Transportation Auth. RB,
     5,000       Series 2003C                                                    5.25        7/01/2018         5,763
     3,000       Series 2003C                                                    5.25        7/01/2019         3,464
               Port Auth. RB,
     5,000       Series 2005-C (INS)                                             5.00        7/01/2024         5,377
     2,280       Series 2005-C (INS)                                             5.00        7/01/2025         2,446
     3,215     Springfield GO, Series 2003 (INS)                                 5.25        1/15/2019         3,565

               MICHIGAN (1.8%)
     6,620     Detroit Building Auth. RB (MLO), Series 1996A
                 (LOC - Comerica Bank, N.A.)                                     6.15        2/01/2011         6,805
     4,000     Detroit Downtown Development Auth. Bond, Series 1998C (INS)       5.00        7/01/2018         4,205
    25,000     Dickinson County EDC PCRB, Series 2004A                           4.80       11/01/2018        25,719
     2,390     Higher Education Facilities Auth. RB, Series 1998                 5.35        6/01/2013         2,513
               Hospital Finance Auth. RB,
     5,000       Series 1995A (Genesys Health System)(PRE)                       7.50       10/01/2007         5,161
       100       Series 1996 (Central Michigan Hospital)                         6.00       10/01/2005           101
       150       Series 1996 (Central Michigan Hospital)                         6.10       10/01/2006           154
       160       Series 1996 (Central Michigan Hospital)                         6.20       10/01/2007           167
     2,250       Series 1996 (Central Michigan Hospital)                         6.25       10/01/2016         2,326
     1,500     Kent Hospital Finance Auth. RB, Series 2005A
                 (Metropolitan Hospital)                                         5.50        7/01/2020         1,610

               MINNESOTA (1.5%)
    18,015     Cohasset PCRB, Series 2004                                        4.95        7/01/2022        18,503
       260     Housing Finance Agency RB, Series 1997G                           6.00        1/01/2018           268
     2,885     Maplewood Health Care Facility RB, Series 1996                    5.95       11/15/2006         2,888
     9,095     South St. Paul Hospital Facility RB, Series 1994                  6.75       11/01/2009         9,288
               St. Paul Hospital RB,
     4,000       Series 1997A                                                    5.70       11/01/2015         4,049
     1,500       Series 1997B                                                    5.85       11/01/2017         1,527
     5,260     Washington County Hospital Facility RB, Series 1998               5.38       11/15/2018         5,327

               MISSISSIPPI (1.1%)
    19,850     Hospital Equipment and Facilities Auth. RB, Series 2000           6.35       12/01/2015        20,882
     1,500     Lincoln County Hospital RB, Series 1998B (INS)                    5.50        4/01/2018         1,597
     6,890     Union County Hospital RB, Series 1997                             5.50        3/01/2009         7,414

               MISSOURI (0.2%)
     1,500     Health and Educational Facilities Auth. RB, Series 1997           5.75        2/01/2017         1,567
     5,000     State Environmental Improvement and Energy Resources Auth. RB,
                 Series 1993                                                     4.00        1/02/2012         5,120

               MONTANA (0.1%)
     2,450     Health Facilities Auth. RB, Series 1996                           6.38        6/01/2018         2,531

               NEBRASKA (0.6%)
               Investment Finance Auth. Hospital RB,
       620       Series 1997 (INS)                                               5.30       11/15/2012           648
     2,000       Series 1997 (INS)                                               5.45       11/15/2017         2,080
               Platte County Hospital Auth. No. 1 Hospital RB,
       500       Series 2000 (INS)                                               5.50        5/01/2010           545
       500       Series 2000 (INS)                                               5.55        5/01/2011           547

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
   $   500       Series 2000 (INS)                                               5.65%       5/01/2012    $      547
       500       Series 2000 (INS)                                               5.75        5/01/2013           547
       500       Series 2000 (INS)                                               5.90        5/01/2015           549
     3,500       Series 2000 (INS)                                               6.05        5/01/2020         3,883
               Public Power District RB,
     2,790       Series 2005A (INS)                                              5.00        1/01/2023         3,010
     1,710       Series 2005A (INS)                                              5.00        1/01/2024         1,842
     3,500     Scotts Bluff County Hospital Auth. RB, Series 1998                5.13       11/15/2019         3,648

               NEVADA (0.4%)
     5,000     Clark County Airport System Subordinate Lien RB,
                 Series 2001B (INS)                                              5.25        7/01/2019         5,452
     1,000     Clark County Flood Control GO, Series 1998 (INS)                  4.50       11/01/2016         1,030
     6,040     Department of Business and Industry RB, Series 2000
                 (Las Vegas Monorail)(INS)                                       5.76(a)     1/01/2017         3,702
     2,000     Reno Hospital RB, Series 1998A (INS)                              5.00        5/15/2018         2,122

               NEW HAMPSHIRE (0.2%)
     5,000     Business Finance Auth. PCRB, Series 1992A                         5.85       12/01/2022         5,254

               NEW JERSEY (1.2%)
     6,150     Camden County Improvement Auth. RB, Series 1997                   5.88        2/15/2015         6,417
               Economic Development Auth. RB,
     2,000       Series 1997A                                                    5.75       12/01/2016         2,070
    13,500       Series 2004                                                     5.50        6/15/2024        14,402
     5,000       Series 2004A (INS)                                              5.00        7/01/2022         5,381
     5,000     State Transport Trust Fund Auth. RB,
                 Series 2004A (PRE)(INS)                                         5.25        6/15/2019         5,683

               NEW MEXICO (0.3%)
               Jicarilla Apache Nation RB,
     4,890       Series 2002A(d)                                                 5.00        9/01/2018         5,168
     3,250       Series 2002A(d)                                                 5.50        9/01/2023         3,517

               NEW YORK (14.0%)
     7,000     Dormitory Auth. Lease RB (MLO), Court Facilities,
                 Series 2003A (PRE)                                              5.50        5/15/2019         8,021
               Dormitory Auth. RB,
    12,560       Series 1998G (Northern General Hospital)(ETM)                   5.30        2/15/2019        13,433
    11,900       Series 2000C (Mt. Sinai Hospital)                               5.50        7/01/2011        11,910
     3,975       Series 2002                                                     5.05        2/01/2022         4,276
     1,500       Series 2003A                                                    5.25        7/01/2013         1,665
     5,000       Series 2003A (PRE)                                              5.38        3/15/2018         5,697
     5,000       Series 2003A (PRE)                                              5.38        3/15/2019         5,698
     2,000       Series 2003A (PRE)                                              5.38        3/15/2022         2,279
     5,000       Series 2004A (INS)                                              5.25        2/15/2014         5,603
     1,000       Series 2005                                                     5.00       11/01/2014         1,071
     6,000     Dormitory Auth. RB, Bronx-Lebanon Hospital Center,
                 Series 1998E                                                    5.20        2/15/2015         6,306
               Dormitory Auth. RB, Brookdale Hospital,
     5,000       Series 1998J                                                    5.20        2/15/2015         5,255
     4,000       Series 1998J                                                    5.20        2/15/2016         4,198
     4,760       Series 1998J                                                    5.30        2/15/2017         5,002
               Dormitory Auth. RB, Department of Health,
     4,680       Series 2004                                                     5.00        7/01/2017         5,084
     3,205       Series 2004                                                     5.00        7/01/2018         3,464
     4,960       Series 2004                                                     5.00        7/01/2019         5,338
     5,420     Dormitory Auth. RB, Kateri Residence
                 (LOC - Allied Irish Banks plc)                                  4.40        7/01/2016         5,639

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               Dormitory Auth. RB, Mental Health,
   $ 1,430       Series 1997A (PRE)                                              5.75%       2/15/2010    $    1,527
       620       Series 1997A                                                    5.75        2/15/2010           658
     1,390       Series 1997A (PRE)                                              5.75        2/15/2011         1,484
       605       Series 1997A                                                    5.75        2/15/2011           642
     1,395       Series 1997A (PRE)                                              5.75        2/15/2012         1,490
       600       Series 1997A                                                    5.75        2/15/2012           636
        15       Series 1997B (PRE)                                              5.75        2/15/2010            16
     2,445       Series 1997B                                                    5.75        2/15/2010         2,590
        25       Series 1997B (PRE)                                              5.75        2/15/2012            27
     4,025       Series 1997B                                                    5.75        2/15/2012         4,263
        60       Series 1997B (PRE)                                              5.50        8/15/2017            64
     4,615       Series 1997B                                                    5.50        8/15/2017         4,866
               Dormitory Auth. RB, New York City Univ.,
     5,500       1993 Series A                                                   5.75        7/01/2013         6,247
     3,550       1996 Series 2 (PRE)                                             6.00        7/01/2009         3,741
     1,450       1996 Series 2                                                   6.00        7/01/2009         1,524
     1,250       1996 Series 2 (PRE)                                             6.00        7/01/2010         1,318
       510       1996 Series 2                                                   6.00        7/01/2010           536
               Dormitory Auth. RB, State Univ.,
    14,120       Series 1996 (PRE)                                               5.75        5/15/2013        14,790
     7,000       Series 1996 (PRE)                                               5.75        5/15/2016         7,332
               Dormitory Auth. RB, Upstate Community Colleges,
     1,085       Series 1999A (PRE)                                              5.00        7/01/2019         1,178
     1,915       Series 1999A                                                    5.00        7/01/2019         1,999
     1,500       Series 2004B                                                    5.25        7/01/2015         1,665
     2,005       Series 2004B                                                    5.25        7/01/2016         2,216
     2,000       Series 2004B                                                    5.25        7/01/2017         2,204
               East Rochester Housing Auth. RB,
     4,380       Series 2002 (Jewish Home)(NBGA)                                 4.05        2/15/2012         4,550
     2,000       Series 2002 (Jewish Home)(NBGA)                                 4.63        2/15/2017         2,111
     4,000       Series 2002A (St. Mary's Residence)(NBGA)                       3.75       12/20/2012         4,041
     7,500     Energy Research and Development Auth. PCRB,
                 Series 1985A (INS)                                              4.10        3/15/2015         7,659
     2,500     Environmental Facilities Corp. State Personal Income Tax RB,
                 Series 2004A (INS)                                              5.00       12/15/2023         2,694
               Housing Finance Agency Service Contract Obligation RB,
     1,450       Series 1995A (PRE)                                              6.25        9/15/2010         1,543
       825       Series 1995A                                                    6.25        9/15/2010           861
       885       Series 1996A (PRE)                                              6.00        9/15/2016           965
     3,340       Series A-2003 (PRE)                                             6.00        9/15/2016         3,538
       195       Series A-2003                                                   6.00        9/15/2016           205
     3,000     Long Island Power Auth. Electric Systems RB, Series 2003B         5.25        6/01/2014         3,350
               Medical Care Facilities Finance Agency RB,
     3,885       Series 1995A (PRE)                                              6.00       11/15/2010         4,013
     3,560       Series 1995A                                                    6.00       11/15/2010         3,671
     8,950     Nassau County Interim Finance Auth. Bonds, Series 2000A
                 (PRE)(INS)                                                      4.75       11/15/2010         9,116
               New York City GO,
    10,000       Series 1996G (PRE)                                              5.75        2/01/2010        10,336
     3,300       Series 1997I (PRE)                                              6.00        4/15/2012         3,524
     1,700       Series 1997I                                                    6.00        4/15/2012         1,808
     5,000       Series 2002G                                                    5.63        8/01/2015         5,563
    10,000       Series 2002G                                                    5.75        8/01/2016        11,237
    26,625       Series 2003C                                                    5.50        8/01/2015        29,588
     5,000       Series 2003D                                                    5.25       10/15/2019         5,450
     6,000       Series 2004G                                                    5.25        8/01/2015         6,634

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               New York City IDA Civic Facility RB,
   $ 2,500       Series 2004A-1 (INS)                                            3.05%       7/01/2009    $    2,462
     2,175       Series 2004A-1 (INS)                                            4.15        7/01/2014         2,175
     1,050       Series 2004A-1 (INS)                                            4.75        7/01/2019         1,072
               New York City Municipal Water Finance Auth. RB,
     3,000       Series 2004B                                                    5.00        6/15/2019         3,258
    10,000       Series A                                                        5.38        6/15/2017        11,126
               New York City Transitional Finance Auth. RB,
     5,000       Series 2002C (INS)                                              5.25        8/01/2019         5,546
     3,000       Series 2004B                                                    5.25        8/01/2018         3,327
     6,740       Series 2004D-1                                                  5.00       11/01/2017         7,387
    20,000     Sales Tax Asset Receivable Corp. RB, Series 2004A (INS)           5.00       10/15/2023        21,676
               Thruway Auth. RB,
     9,615       Series 2002A (INS)                                              5.25        4/01/2015        10,640
     6,000       Series 2002A (INS)                                              5.25        4/01/2016         6,632
     5,900       Series 2004B (INS)                                              5.00        4/01/2017         6,480
    11,000     Tobacco Settlement Financing Corp. Asset-Backed RB,
                 Series 2003B-1C                                                 5.50        6/01/2018        12,316
     8,560     Urban Development Corp. RB, Series B (PRE)(INS)                   5.25        3/15/2017         9,682

               NORTH CAROLINA (1.4%)
               Eastern Municipal Power Agency RB,
     6,000       Series 2003A                                                    5.50        1/01/2012         6,599
     4,885       Series F                                                        5.50        1/01/2015         5,338
     1,830       Series F                                                        5.50        1/01/2016         1,989
     1,000       Series F                                                        5.50        1/01/2017         1,083
               Infrastructure Finance Corp. COP (MLO),
     2,400       Series 2004A                                                    5.00        2/01/2017         2,612
     5,000       Series 2005A                                                    5.00        2/01/2023         5,360
     5,000     Municipal Power Agency No. 1 RB, Series 2003A                     5.50        1/01/2013         5,597
     4,000     Wake County Industrial Facilities PCRB, Series 2002               5.38        2/01/2017         4,338
     5,610     Wilmington COP, Series 2005A (INS)                                5.00        6/01/2025         6,001

               NORTH DAKOTA (0.1%)
     1,000     Grand Forks Sales Tax RB, Series 2005A
                 (Alerus Project)(INS)                                           5.00       12/15/2022         1,087
     2,510     State Water Commission RB, Series 2005B (INS)                     5.00        8/01/2023         2,705

               OHIO (0.8%)
     2,400     Fairview Park GO, Series 2005 (INS)(e)                            4.13       12/01/2020         2,421
     4,000     Franklin County Development RB, Series 1999                       5.80       10/01/2014         4,341
     2,650     Franklin County Health Care Facilities RB, Series 1997            5.50        7/01/2017         2,745
    10,000     Hamilton Electric System RB, Series 2002A (INS)                   4.65       10/15/2022        10,338
     1,640     Housing Finance Agency Residential Mortgage RB,
                 Series 2001D (NBGA)                                             5.10        9/01/2017         1,663
     1,000     State Univ. General Receipt Bonds, Series 2003B                   5.25        6/01/2017         1,110

               OKLAHOMA (0.4%)
     1,500     Building Bonds Commission GO, Series 2003A (INS)                  5.00        7/15/2018         1,654
               Holdenville Industrial Auth. RB,
     1,650       Series 1995 (PRE)                                               6.60        7/01/2010         1,748
     3,250       Series 1995 (PRE)                                               6.70        7/01/2015         3,445
               Valley View Hospital Auth. RB,
     1,315       Series 1996                                                     5.75        8/15/2006         1,355
     2,695       Series 1996                                                     6.00        8/15/2014         2,810

               OREGON (0.1%)
     2,000     Department of Administrative Services RB (INS)                    5.00        9/01/2013         2,227

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (2.1%)
   $16,300     Allegheny County IDA RB, Series 1998                              4.75%      12/01/2032    $   17,267
     5,500     Higher Educational Facility Auth. RB, Series 1999A (INS)          5.25        8/01/2014         5,979
               Montgomery County IDA RB,
    10,000       Series 1996B                                                    5.63       11/15/2012        10,481
     6,300       Series 2002A (INS)                                              5.00       11/01/2011         6,903
     3,650       Series 2002A (INS)                                              5.25       11/01/2014         4,134
     9,835     Philadelphia IDA RB, Series 1998A
                 (LOC - Wachovia Bank, N.A.)                                     5.15        3/01/2019         9,855
               Pittsburgh GO,
     1,500       Series 2005A (INS)                                              5.00        9/01/2017         1,643
     1,250       Series 2005A (INS)                                              5.00        9/01/2018         1,362

               PUERTO RICO (3.1%)
               Commonwealth GO,
     6,000       Series 2003A (INS)                                              5.50        7/01/2017         7,094
     6,000       Series 2003A (INS)                                              5.50        7/01/2018         7,117
               Electric Power Auth. RB,
    12,000       Series 2002KK (INS)                                             5.50        7/01/2016        14,098
     5,000       Series S                                                        7.00        7/01/2006         5,203
     4,420       Series X (PRE)                                                  5.80        7/01/2009         4,509
     4,500       Series X (PRE)                                                  5.90        7/01/2010         4,590
     4,000       Series X (PRE)                                                  6.00        7/01/2011         4,080
     4,220       Series Z (PRE)                                                  5.50        7/01/2012         4,305
    10,000     Government Development Bank CP                                    2.95        7/08/2005        10,000
               Highway and Transportation Auth. RB,
     1,000       Series G (INS)                                                  5.25        7/01/2019         1,113
     1,000       Series G (INS)                                                  5.25        7/01/2020         1,113
    22,200     Housing Bank and Finance Agency RB                                7.50       12/01/2006        23,206

               RHODE ISLAND (1.0%)
               Economic Development Corp. RB,
     3,000       Series A (INS)                                                  5.00        6/15/2014         3,314
     3,500       Series A (INS)                                                  5.00        6/15/2015         3,851
               Health and Educational Building Corp. RB,
     3,385       Series 1996 (INS)                                               5.50        5/15/2012         3,601
     7,600       Series 1996 (INS)                                               5.50        5/15/2016         8,064
     4,345       Series 1999A (LOC - Allied Irish Banks plc)                     5.88       11/15/2014         4,715
     2,115     Housing and Mortgage Finance Corp. Bond, Series 37-A              5.13        4/01/2017         2,210
     3,260     Housing and Mortgage Finance Corp. MFH RB, Series 1995A (INS)     5.70        7/01/2007         3,358

               SOUTH CAROLINA (1.0%)
    10,000     Berkeley County PCRB, Series 2003                                 4.88       10/01/2014        10,730
     2,890     Columbia RB, Series 2005 (INS)                                    5.00        2/01/2023         3,122
               Georgetown County Environmental Improvement RB,
     4,250       Series 2000A                                                    5.95        3/15/2014         4,834
     5,000       Series 2002A                                                    5.70        4/01/2014         5,547
     3,000     Marion County Hospital District RB, Series 1995 (INS)             5.50       11/01/2015         3,084

               SOUTH DAKOTA (0.4%)
               Housing Development Auth. Bond,
     4,000       Series 2001D                                                    5.25        5/01/2017         4,225
     6,305       Series 2002A (INS)                                              5.15       11/01/2020         6,627

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               TENNESSEE (0.5%)
   $ 3,000     Knox County Health, Educational, and Housing Facilities RB,
                 Series 1996 (INS)                                               5.50%       4/15/2011    $    3,155
     1,000     Nashville and Davidson County Health and Educational
                 Facilities RB, Series 1998 (INS)                                5.10        8/01/2019         1,038
       745     Shelby County Health Educational & Hospital RB (ETM)              6.00        9/01/2016           876
     1,255     Shelby County Health Educational & Hospital RB (PRE)              6.00        9/01/2016         1,465
       935     Shelby County Health Educational & Hospital RB (ETM)              6.25        9/01/2018         1,112
     1,565     Shelby County Health Educational & Hospital RB (PRE)              6.25        9/01/2018         1,852
     3,500     Springfield Health and Educational Facilities Hospital RB,
                 Series 1998                                                     5.25        8/01/2018         3,554

               TEXAS (13.1%)
     1,960     Alamo Community College District RB, Series 2001 (INS)            5.00       11/01/2020         2,095
       710     Austin Airport System Prior Lien RB, Series 2003 (INS)            5.25       11/15/2018           779
     5,410     Austin Higher Education Auth. RB, Series 1998                     5.13        8/01/2016         5,548
               Austin RB,
     1,190       Series 2005 (INS)                                               5.00       11/15/2023         1,280
     2,300       Series 2005 (INS)                                               5.00       11/15/2024         2,471
     5,610     Austin Utility Systems Subordinate Lien RB, Series 1998A (INS)    5.15(a)     5/15/2017         3,413
               Bastrop ISD GO,
     1,855       Series 1997 (NBGA)                                              5.55(a)     2/15/2014         1,325
     3,030       Series 1997 (NBGA)                                              5.55(a)     2/15/2015         2,060
     3,055       Series 1997 (NBGA)                                              5.60(a)     2/15/2016         1,978
     3,155       Series 1997 (NBGA)                                              5.60(a)     2/15/2017         1,944
    12,000     Bexar County Health Facilities Development Corp. RB,
                 Series 1993 (ETM)(INS)                                          5.88       11/15/2010        12,416
    32,925     Brazos River Auth. RB, Series 1999A                               5.38        4/01/2019        34,319
     5,365     Cass County IDC PCRB, Series 1997B                                5.35        4/01/2012         5,836
               Central Regional Mobility Auth. RB,
     2,680       Series 2005, 4.55%, 1/01/2014 (INS)                             4.55(b)     1/01/2020         1,840
     3,445       Series 2005, 4.60%, 1/01/2014 (INS)                             4.60(b)     1/01/2021         2,353
     9,065     Clint ISD Public Facility Corp. RB, Series 1999 (PRE)             7.00        5/01/2019        10,196
     3,315     Comal ISD RB, Series 2005 (NBGA)                                  5.00        2/01/2021         3,565
    10,410     Dallas Area Rapid Transit Senior Lien RB, Series 2001 (INS)(f)    5.00       12/01/2018        11,329
     5,000     Dallas ISD GO, Series 2004A (NBGA)                                5.00        8/15/2022         5,377
               Edgewood ISD GO,
     1,450       Series 2001 (NBGA)                                              4.90        8/15/2018         1,529
     1,520       Series 2001 (NBGA)                                              4.88        8/15/2019         1,593
     1,595       Series 2001 (NBGA)                                              5.00        8/15/2020         1,701
     1,675       Series 2001 (NBGA)                                              5.00        8/15/2021         1,785
               Fort Worth Higher Education Finance Corp. RB,
       515       Series 1997A                                                    5.50       10/01/2006           522
       545       Series 1997A                                                    5.50       10/01/2007           557
       575       Series 1997A                                                    5.63       10/01/2008           589
     6,580     Fort Worth ISD Bonds, Series 2001 (NBGA)                          5.00        2/15/2018         7,099
               Garland ISD GO,
     3,225       Series 2005 (NBGA)(e)                                           5.00        2/15/2022         3,463
     5,000       Series 2005 (NBGA)(e)                                           5.00        2/15/2023         5,357
     5,525       Series 2005 (NBGA)(e)                                           5.00        2/15/2024         5,910
     6,200     Gulf Coast Waste Disposal Auth. RB, Series 1994                   5.70        5/01/2006         6,335
     5,855     Harris County GO, Series 2004B                                    5.00       10/01/2020         6,353
     2,070     Harrison County Health Facilities Development Corp. RB,
                 Series 1998 (INS)                                               5.50        1/01/2018         2,163
     1,895     Hidalgo County Health Services Corp. RB                           4.75        8/15/2017         1,901
       350     Hidalgo County Health Services Corp. RB                           5.00        8/15/2019           360

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               Houston ISD Public Facility Corp. RB (MLO),
   $ 3,635       Series 1998A (INS)                                              5.35%(a)    9/15/2015    $    2,402
     2,635       Series 1998A (INS)                                              5.38(a)     9/15/2016         1,658
     3,885       Series 1998A (INS)                                              5.40(a)     9/15/2017         2,323
     4,955       Series 1998B (INS)                                              5.35(a)     9/15/2015         3,274
     6,955       Series 1998B (INS)                                              5.38(a)     9/15/2016         4,375
     3,000     Houston Public Improvement GO, Series 2003A-1 (INS)               5.00        3/01/2019         3,237
     4,405     Jefferson County Health Facilities RB, Series 2001 (INS)          5.20        8/15/2021         4,711
               Judson ISD GO,
     2,200       Series 2005B (INS)                                              5.00        2/01/2023         2,343
     1,500       Series 2005B (INS)                                              5.00        2/01/2024         1,595
     2,830     Katy ISD GO, Series 2005B (NBGA)                                  5.00        2/15/2023         3,032
               Laredo ISD Public Limited GO,
       480       Series 1998A                                                    5.06        2/01/2006           486
       505       Series 1998A                                                    5.06        2/01/2007           519
       530       Series 1998A                                                    5.06        2/01/2008           552
     3,830     Lewisville RB, Series 1998 (INS)                                  5.38        9/01/2015         4,143
     3,480     Marlin ISD Public Facility Corp. RB (MLO),
                 Series 1998 (acquired 7/22/1998; cost $3,537)(c)                5.85        2/15/2018         3,653
    10,000     Midlothian Development Auth. Tax Increment RB, Series 2004        6.00       11/15/2024        10,134
               Northside ISD GO,
     5,300       Series 2001 (NBGA)                                              5.00        2/15/2017         5,718
     5,420       Series 2001 (NBGA)                                              5.00        2/15/2018         5,847
               Northwest ISD GO,
     2,965       Series 2005 (NBGA)                                              5.00        8/15/2023         3,185
     3,110       Series 2005 (NBGA)                                              5.00        8/15/2024         3,336
     1,770       Series 2005 (NBGA)                                              5.00        8/15/2025         1,894
               Nueces River Auth. RB,
     1,220       Series 2005 (INS)                                               5.00        7/15/2023         1,310
     1,530       Series 2005 (INS)                                               5.00        7/15/2024         1,641
    17,475     Plano ISD GO, Series 2001 (NBGA)                                  5.00        2/15/2019        18,853
    19,050     Port of Corpus Christi IDC PCRB, Series 1997B                     5.40        4/01/2018        19,904
               San Antonio Electric and Gas System RB,
    10,000       Series 2002 (PRE)                                               5.38        2/01/2019        11,158
    15,000       Series 2005                                                     5.00        2/01/2024        16,042
               State Water Financial Assistance Bonds GO,
     1,250       Series 2004C                                                    5.00        8/01/2015         1,385
     3,320       Series 2004C                                                    5.00        8/01/2016         3,660
               Tarrant Regional Water District RB,
     7,000       Series 2002 (INS)                                               5.38        3/01/2016         7,796
     8,000       Series 2002 (INS)                                               5.25        3/01/2017         8,804
     2,000       Series 2002 (INS)                                               5.25        3/01/2019         2,196
     2,000       Series 2002 (INS)                                               5.25        3/01/2020         2,195
     5,240     Texas Tech Univ. RB, Series 2003 (INS)                            5.25        2/15/2017         5,794
     5,795     Transportation Commission GO, Series 2005-A (NBGA)                5.00        4/01/2025         6,218
               Tyler Health Facilities Development Corp. Hospital RB,
     3,555       Series 1993B                                                    6.63       11/01/2011         3,568
     3,895       Series 2003                                                     5.25        7/01/2011         4,198
     2,125       Series 2003                                                     5.25        7/01/2012         2,301
     1,500       Series 2003                                                     5.25        7/01/2013         1,623
               Univ. of Texas Board of Regents RB,
     4,500       Series 2001B (PRE)                                              5.38        8/15/2017         5,039
     7,000       Series 2002B (PRE)(NBGA)                                        5.25        7/01/2018         7,817
     5,970     Williamson County GO (INS)                                        5.13        2/15/2022         6,570

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               Wylie ISD GO,
   $ 1,385       Series 2001 (NBGA)                                              5.00%(a)    8/15/2014    $      966
     1,690       Series 2001 (NBGA)                                              5.10(a)     8/15/2015         1,124

               UTAH (0.3%)
       170     Housing Finance Agency RB, Series 1985B                           5.30        7/01/2007           172
               Intermountain Power Agency RB,
     4,410       Series 1987A (ETM)(INS)                                         5.00        7/01/2012         4,418
     4,000       Series 1997B (INS)                                              5.75        7/01/2019         4,284

               VERMONT (0.1%)
     3,000     Educational and Health Buildings Financing Agency RB,
                 Series 1998                                                     5.50        7/01/2018         3,114

               VIRGINIA (1.7%)
    18,665     Chesapeake Port Facility IDA RB, Series 2004                      3.90        3/01/2013        18,702
               Public School Auth. Financing Bonds,
    10,000       Series 1999A                                                    5.13        8/01/2019        10,919
     5,510       Series 2000B                                                    5.00        8/01/2017         5,996
     5,000     Richmond Convention Center Auth. RB, Series 2000 (PRE)            6.13        6/15/2020         5,738
               State Housing Development Auth. RB,
     1,700       Series 2002Z                                                    4.25        1/01/2016         1,724
     1,735       Series 2002Z                                                    4.25        7/01/2016         1,760
     1,775       Series 2002Z                                                    4.35        1/01/2017         1,805
     1,810       Series 2002Z                                                    4.35        7/01/2017         1,841

               WASHINGTON (1.1%)
     8,650     Central Puget Sound Regional Transit Auth. RB,
                 Series 2005A (INS)                                              5.00       11/01/2024         9,278
               Health Care Facilities Auth. RB,
     3,255       Series 1997A (INS)                                              5.13        8/15/2017         3,439
     2,500       Series 1998 (INS)                                               5.25        8/15/2017         2,628
     2,500       Series 1998 (INS)                                               5.30        8/15/2018         2,628
     6,185     Higher Education Facilities Auth. RB, Series 1998                 5.20       10/01/2017         6,443
     2,000     Housing Finance Commission RB, Series 1999 (INS)                  5.88        7/01/2019         2,181
     5,000     King County Housing Auth. RB, Series 1998A (INS)                  5.20        7/01/2018         5,073

               WEST VIRGINIA (0.2%)
               School Building Auth. RB,
     2,690       Series 2004 (INS)                                               5.25        1/01/2014         3,043
     1,615       Series 2004 (INS)                                               5.25        7/01/2014         1,835

               WISCONSIN (1.1%)
               Central Brown County Water Auth. RB,
     5,000       Series 2005 (INS)(e)                                            5.00       12/01/2022         5,412
     2,000       Series 2005 (INS)(e)                                            5.00       12/01/2023         2,159
     1,420     Green Bay Water Systems RB, Series 2004 (INS)                     5.00       11/01/2021         1,536
               Health and Educational Facilities Auth. RB,
     4,130       Series 1995A (Waukesha Memorial Hospital)(INS)                  5.25        8/15/2012         4,317
     5,000       Series 1998A (Wausau Hospital)(INS)                             5.13        8/15/2020         5,311
     5,540     Housing and Economic Development Auth. RB, Series 2002G           4.85        9/01/2017         5,755
     1,345     Kaukauna Area School District GO, Series 2001 (INS)               4.85        3/01/2017         1,420
     5,000     State GO, Series 2004-4 (INS)                                     5.00        5/01/2017         5,488
                                                                                                          ----------
               Total fixed-rate instruments (cost: $2,275,502)                                             2,396,645
                                                                                                          ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               PUT BONDS (13.1%)

               ARIZONA (0.3%)
   $ 8,000     Maricopa County PCRB, Series 2003A                                4.00%       1/01/2038    $    8,060

               CALIFORNIA (0.7%)
     3,000     Health Facilities Financing Auth. RB, Series 2004I                4.95        7/01/2026         3,201
               Statewide Communities Development Auth. RB,
     7,500       Series 1998A(d)                                                 5.25        5/15/2025         7,784
     8,270       Series 2002E (Kaiser Permanente)                                4.70       11/01/2036         8,648

               DISTRICT OF COLUMBIA (0.1%)
     3,500     MedStar Univ. Hospital RB, Series 2001C (PRE)                     6.80        8/15/2031         3,590

               FLORIDA (1.2%)
    12,240     Coral Gables Health Facilities Auth. Hospital RB,
                 Series 2004 (INS)                                               5.00        8/15/2034        13,312
               Housing Finance Agency MFH RB,
     3,850       Series 1996R-1 (INS)                                            5.65       12/01/2026         3,891
     4,225       Series 1996S-1 (INS)                                            5.65       12/01/2026         4,269
     5,000     Miami Dade County School Board COP, Series 2003B (INS)            5.00        5/01/2031         5,407
     5,000     Palm Beach County Public Improvement RB, Series 2004 (INS)        5.00       11/01/2030         5,392

               GEORGIA (0.3%)
     8,775     De Kalb County Housing Auth. MFH RB, Series 2001                  4.70       10/01/2031         8,985

               ILLINOIS (1.8%)
    15,000     Chicago Gas Supply RB, Series 2000B                               4.75        3/01/2030        15,681
               Educational Facilities Auth. RB,
    10,000       Series 2000A (Art Institute Chicago)                            4.45        3/01/2034        10,189
     7,500       Series 2002 (Field Museum)                                      4.75       11/01/2036         7,852
     1,900       Series 2002 (Field Museum)                                      3.90       11/01/2036         1,932
    13,320     Hoffman Estates MFH RB, Series 1996(f)                            5.75        6/01/2021        13,350

               MICHIGAN (1.5%)
    15,000     Monroe County EDC RB, Series 1992CC (INS)                         4.65       10/01/2024        15,940
    13,500     State COP (MLO), Series 2004A (INS)                               5.00        9/01/2031        14,587
    10,550     Strategic Fund PCRB, Series 1995CC (INS)                          4.85        9/01/2030        11,252

               MONTANA (0.2%)
     5,000     Forsyth PCRB, Series 1999A (INS)                                  5.00       10/01/2032         5,292

               NEW MEXICO (0.1%)
     3,320     Bernalillo County MFH RB, Series 1995 (Sunchase Apts.)(INS)       4.60       11/01/2025         3,338

               NEW YORK (2.8%)
    13,750     Dormitory Auth. RB, Series 2002B                                  5.25       11/15/2023        15,171
    15,000     Dormitory Auth. RB, State Univ., Series 2003B                     5.25        7/01/2032        16,802
     8,500     Hempstead Town IDA RB, Series 2001                                5.00       12/01/2019         8,919
    34,475     Urban Development Corp. RB, Series 2002A                          5.50        1/01/2017        37,944

               PENNSYLVANIA (0.3%)
               Philadelphia IDA RB,
     5,000       Series 1997A                                                    6.50       10/01/2027         5,174
     4,000       Series 1997B                                                    6.50       10/01/2027         4,140

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               PUERTO RICO (1.6%)
   $11,000     Commonwealth GO, Series 2004A                                     5.00%       7/01/2030    $   11,801
    30,000     Public Finance Corp. RB, Series 2004A                             5.75        8/01/2027        33,280

               TENNESSEE (0.1%)
     2,100     Knox County Health, Educational, and Housing
                 Facilities MFH RB, Series 2001 (NBGA)                           4.90        6/01/2031         2,174

               TEXAS (0.7%)
     3,510     Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)                 4.70       12/15/2031         3,633
     6,000     Brazos River Auth. PCRB, Series D                                 5.40       10/01/2029         6,452
     5,250     Gateway Public Facility Corp. RB, Series 2004 (NBGA)              4.55        7/01/2034         5,438
     3,780     Montgomery County Housing Finance Corp. MFH RB,
                 Series 2001 (NBGA)                                              4.85        6/01/2031         3,841

               WASHINGTON (0.5%)
               Chelan County Public Utility District No. 1 RB,
     5,650       Series 1993E (PRE)                                              5.70        7/01/2068         5,650
     6,845       Series 1993E (PRE)                                              5.70        7/01/2068         6,846

               WISCONSIN (0.4%)
     9,000     Madison IDRB, Series 2002B                                        4.88       10/01/2027         9,615

               WYOMING (0.5%)
    15,000     Sweetwater County PCRB                                            3.90       12/01/2014        14,794
                                                                                                          ----------
               Total put bonds (cost: $353,475)                                                              363,626
                                                                                                          ----------

               PERIODIC AUCTION RESET BONDS (1.1%)

               CALIFORNIA (0.9%)
    23,350     Statewide Communities Development Auth., COP, SAVRS (INS)         4.40       12/01/2028        23,350

               FLORIDA (0.2%)
     5,750     Brevard County Health Facilities Auth. RB, SAVRS,
                 Series 1998 (INS)                                               4.40       12/01/2028         5,750
                                                                                                          ----------
               Total periodic auction reset bonds (cost: $29,100)                                             29,100
                                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (1.0%)

               ALABAMA (0.2%)
     4,600     McIntosh IDRB, Series 1998D                                       2.58        7/01/2028         4,600

               CALIFORNIA (0.1%)
     3,400     Statewide Communities Development Auth. RB,
                 Series 2001A (LOC - U.S. Bank, N.A.)                            2.26       10/01/2031         3,400

               COLORADO (0.2%)
     1,920     Colorado Springs RB, Series 2003
                 (LOC - Wells Fargo Bank, N.A.)                                  2.30        3/15/2023         1,920
     3,200     Educational and Cultural Facilities Auth. RB,
                 Series 2004 (LOC - Wells Fargo Bank, N.A.)                      2.30        7/01/2034         3,200
     1,550     Health Facilities Auth. RB, Series 2003
                 (LOC - Wells Fargo Bank, N.A.)                                  2.30       12/01/2020         1,550

               FLORIDA (0.0%)(g)
        10     Sarasota County Public Hospital Board RB, Series 2003A            2.53        7/01/2037            10

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                     COUPON            FINAL        MARKET
    AMOUNT     SECURITY                                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
               ILLINOIS (0.1%)
   $ 3,500     St. Clair County Industrial Building RB, Series 1994 (NBGA)       2.28%       8/20/2032    $    3,500

               KANSAS (0.0%)(g)
     1,300     Mission MFH RB, Series 1996 (NBGA)                                2.42        9/15/2026         1,300

               NEW YORK (0.0%)(g)
       300     Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
                 (LOC - Landesbank Hessen-Thuringen)                             2.32        7/01/2023           300

               PENNSYLVANIA (0.1%)
     1,500     Schuylkill County IDA RB, Series 2001                             2.32        4/01/2021         1,500

               SOUTH CAROLINA (0.2%)
     5,600     Greenville County Industrial RB, Series 1984
                 (LOC - Wells Fargo Bank, N.A.)(e)                               2.30        7/01/2014         5,600

               VIRGINIA (0.1%)
     1,550     Loudoun County IDA RB, Series 2003A                               2.30        2/15/2038         1,550
                                                                                                          ----------
               Total variable-rate demand notes (cost: $28,430)                                               28,430
                                                                                                          ----------

               TOTAL INVESTMENTS (COST: $2,686,507)                                                       $2,817,801
                                                                                                          ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $132,128,000 and $834,000, respectively, resulting in net unrealized appreciation of $131,294,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,785,437,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

20

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2005 (UNAUDITED)

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of this security at June 30, 2005, was $3,653,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $59,973,000, which included when-issued securities of $29,643,000.

         (f) At June 30, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (g) Represents less than 0.1% of net assets.

                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                    CUSTODIAN     State Street Bank and Trust Company
               AND ACCOUNTING     P.O. Box 1713
                        AGENT     Boston, Massachusetts 02105

                  INDEPENDENT     Ernst & Young LLP
            REGISTERED PUBLIC     100 West Houston St., Suite 1900
              ACCOUNTING FIRM     San Antonio, Texas 78205

                    TELEPHONE     Call toll free - Central time
             ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL     (800) 531-8181
            INFORMATION ABOUT     For account servicing, exchanges,
                 MUTUAL FUNDS     or redemptions
                                  (800) 531-8448

              RECORDED MUTUAL     24-hour service (from any phone)
            FUND PRICE QUOTES     (800) 531-8066

                  MUTUAL FUND     (from touch-tone phones only)
               USAA TOUCHLINE     For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

              INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48497-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.